Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 5 — COMMITMENTS AND CONTINGENCIES

Merger Agreement and Termination with Apifiny

On January 27, 2022, the Company entered into a Merger Agreement (the “Merger Agreement”) by and among Apifiny Group Inc., a Delaware corporation (“Apifiny”), the Company, Abri Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”), Erez Simha, solely in his capacity as representative, agent and attorney-in-fact of the Apifiny security holders, and the Sponsor, solely in its capacity as representative, agent and attorney-in-fact of the Indemnified Party (as defined in the Merger Agreement) (collectively, the “Parties”).

On July 22, 2022, the Parties entered into a termination of merger letter agreement (the “Termination Agreement”). Pursuant to the Termination Agreement, the Parties agreed to mutually terminate the Merger Agreement, subject to the representations, warranties, conditions and covenants set forth in the Termination Agreement. In conjunction with the termination of the Merger Agreement, the Additional Agreements (as defined in the Merger Agreement) (including the Parent and Company Stockholder Support Agreements) have also been terminated in accordance with their respective terms as of July 22, 2022.

The Termination Agreement contains mutual releases by all parties thereto, for all claims known and unknown, relating and arising out of, or relating to, among other things, the Merger Agreement, or the transactions contemplated by the Merger Agreement, subject to certain exceptions with respect to claims for indemnity or contribution.

Merger Agreement with DLQ

On September 9, 2022, the Company, entered into a Merger Agreement (the “Merger Agreement”) by and among Abri Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of Abri (“Merger Sub”), Logiq, Inc., a Delaware corporation (“DLQ Parent”) whose common stock is quoted on the OTCQX Market under the ticker symbol, “LGIQ”, and DLQ, Inc., a Nevada corporation (“DLQ”) and wholly owned subsidiary of DLQ Parent. Pursuant to the terms of the Merger Agreement, a business combination between the Company and DLQ will be effected through the merger of Merger Sub with and into DLQ, with DLQ surviving the merger as a wholly owned subsidiary of the Company (the “Merger”). The board of directors of the Company has (i) approved and declared advisable the Merger Agreement, the Additional Agreements (as defined in the Merger Agreement) and the transactions contemplated thereby and (ii) resolved to recommend approval of the Merger Agreement and related transactions by the stockholders of the Company.

The Merger is expected to be consummated after obtaining the required approval by the stockholders of the Company, DLQ and DLQ Parent and the satisfaction of certain other customary closing conditions.

The total consideration to be paid at Closing (the “Merger Consideration”) by the Company to DLQ security holders will be an amount equal to $114,000,000. The Merger Consideration will be payable in shares of common stock, par value $0.0001 per share, of the Company (“Abri Common Stock”).

DLQ Management Earnout Agreement

In connection with the execution of the Merger Agreement, Abri and the Sponsor will enter into a management earnout agreement (the “Management Earnout Agreement”), pursuant to which certain members of the management team of DLQ (the “Management”) will have the contingent right to earn the Management Earnout Shares (as defined in the Management Earnout Agreement). The Management Earnout Shares consist of 2,000,000 shares of Abri Common Stock (the “Management Earnout Shares”). The release of the Management Earnout Shares shall occur as follows:

•        500,000 Management Earnout Shares will be earned and released upon satisfaction of the First Milestone Event (as defined in the Management Earnout Agreement);

•        650,000 Management Earnout Shares will be earned and released upon satisfaction of the Second Milestone Event (as defined in the Management Earnout Agreement); and

•        850,000 Management Earnout Shares will be earned and released upon satisfaction of the Third Milestone Event (as defined in the Management Earnout Agreement).

If the Company has not consummated an initial business combination by April 12, 2023 (or up to August 12, 2023 if the time period to consummate the Initial Business Combination is extended), the Company will be required to dissolve and liquidate. If the Company anticipates that it may not be able to consummate its initial business combination on or before April 12, 2023, the Company may, but is not obligated to, extend the period of time to consummate an Initial Business Combination, for another four times by an additional one month each time through August 12, 2023.

Registration Rights

The holders of the Founder Shares are entitled to registration rights pursuant to a registration rights agreement that was signed as of the effective date of the IPO. The holders of the majority of these securities are entitled to make up to three demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which the Founder Shares are to be released from escrow. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to our consummation of our Initial Business Combination. The holders of the Founder Shares have agreed not to transfer, assign or sell any of the such shares (except to certain permitted transferees) until, with respect to 50% of such shares, the earlier of six months after the date of the consummation of our Initial Business Combination and the date on which the closing price of our common stock equals or exceeds $12.50 per share for any 20 trading days within a 30-trading day period following the consummation of our Initial Business Combination and, with respect to the remaining 50% of such shares, six months after the date of the consummation of our Initial Business Combination, or earlier in each case if, subsequent to our Initial Business Combination, we complete a liquidation, merger, stock exchange or other similar transaction which results in all of our stockholders having the right to exchange their shares of common stock for cash, securities or other property. The Founder Shares will be held in escrow with Continental Stock Transfer & Trust Company during the period in which they are subject to the transfer restrictions described above.

Unit Purchase Option

We sold to the underwriters, for $100, an option to purchase up to a total of 300,000 units (increased to 344,035 units after the over-allotment was exercised in part) exercisable, in whole or in part, at $11.50 per unit, commencing on the consummation of our Initial Business Combination. The purchase option may be exercised for cash or on a cashless basis, at the holder’s option, and expires five years from the commencement of sales in this offering. The option and the 300,000 units, as well as the 300,000 shares of common stock, and the warrants to purchase 300,000 shares of common stock that may be issued upon exercise of the option, have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the effective date of the registration statement or the commencement of sales in the IPO pursuant to Rule 5110(e)(1) of FINRA’s Rules, during which time the option may not be sold, transferred, assigned, pledged or hypothecated, or be subject of any hedging, short sale, derivative or put or call transaction that would result in the economic disposition of the securities. Additionally, the option may not be sold, transferred, assigned, pledged or hypothecated for a one-year period (including the foregoing 180-day period) following the date of the Company’s initial prospectus except to any underwriter and selected dealer participating in the offering and their bona fide officers or partners. The option grants to holders demand and “piggy-back” rights of the securities directly and indirectly issuable upon exercise of the option. Notwithstanding the foregoing, the underwriters and their related persons may not (i) have more than one demand registration right at our expense, (ii) exercise their demand registration rights more than five (5) years from the effective date of the registration statement, and (iii) exercise their “piggy-back” registration rights more than seven (7) years from the effective date of the registration statement. We will bear all fees and expenses attendant to registering the securities, other than underwriting commissions which will be paid for by the holders themselves. The exercise price and number of units issuable upon exercise of the option may be adjusted in certain circumstances including in the event of a stock dividend, or our recapitalization, reorganization, merger or consolidation. However, the option will not be adjusted for issuances of shares of common stock at a price below its exercise price. We will have no obligation to net cash settle the exercise of the purchase option or the warrants underlying the purchase option. The holder of the purchase option will not be entitled to exercise the purchase option or the warrants underlying the purchase option unless a registration statement covering the securities underlying the purchase option is effective or an exemption from registration is available. If the holder is unable to exercise the purchase option or underlying warrants, the purchase option or warrants, as applicable, will expire worthless.

On August 12, 2021, the Company accounted for the unit purchase option, inclusive of the receipt of $100 cash payment, as an expense of the Initial Public Offering resulting in a charge directly to stockholders’ equity.